UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Bonanza Capital, Ltd.

Address:   300 Crescent Court
           Suite 1740
           Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernay Box
Title:  President
Phone:  214-987-4962


Signature, Place and Date of Signing:

/s/ Bernay Box                     Dallas, Texas             August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $160,941
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number      Name

1.      28-11390                  Bonanza Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE


                                                      Bonanza Capital, Ltd.
                                                          June 30, 2005



COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE  SHARED    NONE
--------------                    --------        -----       --------  -------   --- ----   ----------  ----  ----  ------    ----
ALLIED DEFENSE GROUP INC          COM             019118108    2,122       92,200  SH        SHARED      1     0        92,200  0
ALTAIR NANOTECHNOLOGIES INC       COM             021373105       29       10,000  SH        SHARED      1     0        10,000  0
ANADIGICS INC                     COM             032515108    1,230      633,800  SH        SHARED      1     0       633,800  0
ARK RESTAURANTS CORP              COM             040712101      650       22,334  SH        SHARED      1     0        22,334  0
ATS MED INC                       COM             002083103      937      268,601  SH        SHARED      1     0       250,000  0
AMERICA WEST HLDG CORP            CL B            023657208    3,670      611,600  SH        SHARED      1     0       611,600  0
AWARE INC MASS                    COM             05453N100    2,419      375,000  SH        SHARED      1     0       375,000  0
AXS-ONE INC                       COM             002458107      510      322,581  SH        SHARED      1     0       322,581  0
BLUE DOLPHIN ENERGY CO            COM NEW         095395208       50       19,700  SH        SHARED      1     0        73,100  0
BON-TON STORES INC                COM             09776J101    2,419      125,000  SH        SHARED      1     0       125,000  0
BROWN SHOE INC NEW                COM             115736100    3,132       80,000  SH        SHARED      1     0        80,000  0
BLUEGREEN CORP                    COM             096231105    5,223      300,000  SH        SHARED      1     0       300,000  0
CALIFORNIA MICRO DEVICES COR      COM             130439102    2,272      400,000  SH        SHARED      1     0       400,000  0
CHAMPION ENTERPRISES INC          COM             158496109    1,566      157,500  SH        SHARED      1     0       157,500  0
CHECKERS DRIVE-IN RESTAURANT      COM NEW         162809305    2,089      155,000  SH        SHARED      1     0       155,000  0
CHANNELL COML CORP                COM             159186105    3,860      514,600  SH        SHARED      1     0       514,600  0
CASH SYSTEMS INC                  COM             14756B102    1,650      200,000  SH        SHARED      1     0        47,500  0
CIRRUS LOGIC INC                  COM             172755100    2,655      500,000  SH        SHARED      1     0        73,500  0
CARDIAC SCIENCE INC               COM NEW         141410209      312      300,000  SH        SHARED      1     0       350,000  0
DIGITAL GENERATION SYS INC        COM             253921100      308      307,500  SH        SHARED      1     0     1,000,000  0
DELTA APPAREL INC                 COM             247368103    1,063       82,200  SH        SHARED      1     0        29,700  0
DISCOVERY PARTNERS INTL INC       COM             254675101    1,287      450,000  SH        SHARED      1     0       450,000  0
VAALCO ENERGY INC                 COM NEW         91851C201    1,730      500,000  SH        SHARED      1     0     1,000,000  0
FRANKLIN BK CORP DEL              COM             352451108    1,876      100,000  SH        SHARED      1     0       100,000  0
COMFORT SYS USA INC               COM             199908104    1,645      250,000  SH        SHARED      1     0       250,000  0
NAVIGANT INTL INC                 COM             63935R108      238       16,200  SH        SHARED      1     0     1,200,000  0
FONAR CORP                        COM             344437108    1,500    1,250,000  SH        SHARED      1     0     1,250,000  0
FRIENDLY ICE CREAM CORP NEW       COM             358497105    2,008      184,200  SH        SHARED      1     0       184,200  0
GOODYS FAMILY CLOTHING INC        COM             382588101      738      100,000  SH        SHARED      1     0        44,200  0
STREETTRACKS GOLD TR              GOLD SHS        863307104    2,172       50,000  SH        SHARED      1     0        75,000  0
HASTINGS ENTMT INC                COM             418365102    2,183      368,200  SH        SHARED      1     0       368,200  0
PETROHAWK ENERGY CORP             COM             716495106    2,700      250,000  SH        SHARED      1     0       250,000  0
HALOZYME THERAPEUTICS INC         COM             40637H109    3,364    1,828,143  SH        SHARED      1     0     1,828,143  0
INVESTOOLS INC                    COM             46145P103    3,105      892,200  SH        SHARED      1     0       892,200  0
INTERNET INITIATIVE JAPAN IN      SPONSORED ADR   46059T109      228       30,000  SH        SHARED      1     0        30,000  0
INTERPHASE CORP                   COM             460593106      509       81,400  SH        SHARED      1     0        81,400  0
INSMED INC                        COM NEW         457669208       98      100,000  SH        SHARED      1     0       100,000  0
INTERSECTIONS INC                 COM             460981301    4,676      400,000  SH        SHARED      1     0       400,000  0
INTEGRATED SILICON SOLUTION       COM             45812P107    2,964      400,000  SH        SHARED      1     0       400,000  0
INTEVAC INC                       COM             461148108    1,309      125,000  SH        SHARED      1     0        25,000  0
4 KIDS ENTMT INC                  COM             350865101    1,988      100,000  SH        SHARED      1     0       100,000  0
KITTY HAWK INC                    COM NEW         498326206    2,562    2,350,000  SH        SHARED      1     0     2,350,000  0
LIONS GATE ENTMNT CORP            COM NEW         535919203    1,539      150,000  SH        SHARED      1     0       150,000  0
LANOPTICS LTD                     ORD             M6706C103      969      125,000  SH        SHARED      1     0       125,000  0
CONTANGO OIL & GAS COMPANY        COM NEW         21075N204    2,628      285,700  SH        SHARED      1     0       285,700  0
MONACO COACH CORP                 COM             60886R103      860       50,000  SH        SHARED      1     0       508,700  0
METASOLV INC                      COM             59139P104    1,422      600,000  SH        SHARED      1     0        67,700  0
MISONIX INC                       COM             604871103    1,513      250,000  SH        SHARED      1     0       250,000  0
MFC BANCORP LTD                   COM NEW         55271X202    2,331      125,116  SH        SHARED      1     0       300,000  0
OSCIENT PHARMACEUTICALS CORP      COM             68812R105    1,988      750,000  SH        SHARED      1     0       200,000  0
OUTDOOR CHANNEL HLDGS INC         COM NEW         690027206    5,059      367,650  SH        SHARED      1     0       367,650  0
PARLUX FRAGRANCES INC             COM             701645103    6,087      220,000  SH        SHARED      1     0       220,000  0
PIONEER DRILLING CO               COM             723655106    1,526      100,000  SH        SHARED      1     0       100,000  0
PEDIATRIC SVCS OF AMERICA         COM             705323103    2,765      228,700  SH        SHARED      1     0       228,700  0
QUINTON CARDIOLOGY SYS INC        COM             748773108       80       10,000  SH        SHARED      1     0        73,530  0
REDENVELOPE INC                   COM             75733R601    1,264      117,300  SH        SHARED      1     0        40,000  0
RAINDANCE COMM                    COM             75086X106      749      360,000  SH        SHARED      1     0       360,000  0
RURAL / METRO CORP                COM             781748108   11,422    1,325,000  SH        SHARED      1     0     1,116,800  0
RETAIL VENTURES INC               COM             76128Y102      552       40,500  SH        SHARED      1     0        16,000  0
SMITH MICRO SOFTWARE INC          COM             832154108    1,205      275,000  SH        SHARED      1     0       275,000  0
SANDS REGENT                      COM             800091100    1,275      130,800  SH        SHARED      1     0       130,800  0
SONIC SOLUTIONS                   COM             835460106    1,395       75,000  SH        SHARED      1     0        75,000  0
SPSS INC                          COM             78462K102    1,445       75,200  SH        SHARED      1     0       275,000  0
SUN HEALTHCARE GROUP INC          COM NEW         866933401    6,983    1,091,100  SH        SHARED      1     0     1,091,100  0
SUPERTEX INC                      COM             868532102    1,766      100,000  SH        SHARED      1     0       100,000  0
SEGMENTZ INC                      COM             815801105      314      550,000  SH        SHARED      1     0       550,000  0
TAG-IT PAC INC                    COM             873774103    1,352      577,600  SH        SHARED      1     0       130,000  0
TRM CORP                          COM             872636105    2,489      148,000  SH        SHARED      1     0        36,600  0
TETRA TECHNOLOGIES INC DEL        COM             88162F105    4,778      150,000  SH        SHARED      1     0       150,000  0
TUT SYSTEMS                       COM             901103101      364      122,000  SH        SHARED      1     0       122,000  0
TVI CORP NEW                      COM             872916101      983      250,000  SH        SHARED      1     0       250,000  0
TWEETER HOME ENTMT GROUP INC      COM             901167106      795      318,000  SH        SHARED      1     0       318,000  0
US DATAWORKS INC                  COM NEW         91729G301      321      574,436  SH        SHARED      1     0       574,436  0
USA MOBILITY INC                  COM             90341G103    3,240      110,359  SH        SHARED      1     0       110,359  0
CORAUTUS GENETICS INC             COM NEW         218139202      799      191,568  SH        SHARED      1     0       191,568  0
WILLBROS GROUP INC                COM             969199108   10,237      714,900  SH        SHARED      1     0       714,900  0
WALTER INDS INC                   COM             93317Q105    1,407       35,000  SH        SHARED      1     0        35,000  0



23214.0001 #593562